Prospectus Supplement
John Hancock Funds II
Equity Income Fund (the fund)
Supplement dated September 24, 2026 to the current Prospectus, as may be supplemented (the Prospectus)
At its meeting held on September 22-24, 2026, the Trust’s Board of Trustees approved a reduction in the fund’s management fee to be retroactively effective as of August 1, 2026 (the Effective Date). As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section is amended and restated as follows to reflect the fund’s revised management fee as of the Effective Date:
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C
Management fee	0.67 [1]	0.67 [1]
Distribution and service (Rule 12b-1) fees	0.30	1.00
Other expenses	0.18	0.18
Total annual fund operating expenses	1.15	1.85
Contractual expense reimbursement	-0.01 [2]	-0.01 [2]
Total annual fund operating expenses after expense reimbursements	1.14	1.84
1
“Management fee” has been restated to reflect the contractual management fee schedule effective August 1, 2026.
2
The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Shares Sold		Shares Not Sold
Expenses ($)	A	C	C
1 year	610	287	187
3 years	846	581	581
5 years	1,100	1,000	1,000
10 years	1,827	1,985	1,985
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Additionally, as of the Effective Date, the table related to the fund’s management fee schedule and the paragraph preceding the table in the “Fund details” section, under the heading “Who’s who—Management fee,” are amended and restated as follows:
Management fee
The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund. The fee schedule that follows became effective August 1, 2026.
Aggregate Net Assets	Annual Rate
First $100 million	0.800%
Between $100 million and $200 million#	0.775%
Between $200 million and $500 million##	0.750%
Between $500 million and $1 billion###	0.725%
Between $1 billion and $1.5 billion####	0.725%
Between $1.5 billion and $2 billion#####	0.700%
Between $2 billion and $3 billion######	0.695%
Excess over $3 billion	0.670%
# When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of aggregate net assets.
## When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of aggregate net assets and 0.725% on the amount above $500 million.
### When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of aggregate net assets.
#### When aggregate net assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of aggregate net assets.
##### When aggregate net assets exceed $2 billion on any day, the annual rate of advisory fee for that day is 0.695% on the first $2 billion of aggregate net assets.
###### When aggregate net assets exceed $3 billion on any day, the annual rate of advisory fee for that day is 0.670% on the first $3 billion of aggregate net assets.
Additionally, as of the Effective Date, the following disclosure is added after the first paragraph under the heading “Who’s who—Additional information about fund expenses,” as follows:
The advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which expenses of Class A shares exceed 1.14% of average daily net assets attributable to the class. For purposes of this agreement, “expenses of Class A shares” means all expenses of the class (including fund expenses attributable to the class), excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) underlying fund expenses (acquired fund fees), (f) short dividend expense, and (g) contingent tax reclaim recovery expenses. This agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Prospectus Supplement
John Hancock Funds II
Equity Income Fund (the fund)
Supplement dated September 24, 2026 to the current Prospectus, as may be supplemented (the Prospectus)
At its meeting held on September 22-24, 2026, the Trust’s Board of Trustees approved a reduction in the fund’s management fee to be retroactively effective as of August 1, 2026 (the Effective Date). As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section is amended and restated as follows to reflect the fund’s revised management fee as of the Effective Date:
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	I
Management fee	0.67 [1]
Other expenses	0.18 [2]
Total annual fund operating expenses	0.85
Contractual expense reimbursement	-0.01 [3]
Total annual fund operating expenses after expense reimbursements	0.84
1
“Management fee” has been restated to reflect the contractual management fee schedule effective August 1, 2026.
2
“Other expenses” have been estimated for the first year of operations of the fund's Class I shares.
3
The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)	I
1 year	88
3 years	270
5 years	470
10 years	1,048
Additionally, as of the Effective Date, the table related to the fund’s management fee schedule and the paragraph preceding the table in the “Fund details” section, under the heading “Who’s who—Management fee,” are amended and restated as follows:
Management fee
The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund. The fee schedule that follows became effective August 1, 2026.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Aggregate Net Assets	Annual Rate
First $100 million	0.800%
Between $100 million and $200 million#	0.775%
Between $200 million and $500 million##	0.750%
Between $500 million and $1 billion###	0.725%
Between $1 billion and $1.5 billion####	0.725%
Between $1.5 billion and $2 billion#####	0.700%
Between $2 billion and $3 billion######	0.695%
Excess over $3 billion	0.670%
# When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of aggregate net assets.
## When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of aggregate net assets and 0.725% on the amount above $500 million.
### When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of aggregate net assets.
#### When aggregate net assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of aggregate net assets.
##### When aggregate net assets exceed $2 billion on any day, the annual rate of advisory fee for that day is 0.695% on the first $2 billion of aggregate net assets.
###### When aggregate net assets exceed $3 billion on any day, the annual rate of advisory fee for that day is 0.670% on the first $3 billion of aggregate net assets.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Prospectus Supplement
John Hancock Funds II
Equity Income Fund (the fund)
Supplement dated September 24, 2026 to the current Prospectus, as may be supplemented (the Prospectus)
At its meeting held on September 22-24, 2026, the Trust’s Board of Trustees approved a reduction in the fund’s management fee to be retroactively effective as of August 1, 2026 (the Effective Date). As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section for the fund is amended and restated as follows to reflect the fund’s revised management fee as of the Effective Date:
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee	0.67 [1]
Other expenses	0.07
Total annual fund operating expenses	0.74
Contractual expense reimbursement	-0.01 [2]
Total annual fund operating expenses after expense reimbursements	0.73
1
“Management fee” has been restated to reflect the contractual management fee schedule effective August 1, 2026.
2
The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)	NAV
1 year	75
3 years	236
5 years	410
10 years	917
Additionally, as of the Effective Date, the table related to the fund’s management fee schedule and the paragraph preceding the table in the “Fund details” section, under the heading “Who’s who—Management fee for Equity Income Fund,” are amended and restated as follows:
Management fee for Equity Income Fund
The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund. The fee schedule that follows became effective August 1, 2026.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Aggregate Net Assets	Annual Rate
First $100 million	0.800%
Between $100 million and $200 million#	0.775%
Between $200 million and $500 million##	0.750%
Between $500 million and $1 billion###	0.725%
Between $1 billion and $1.5 billion####	0.725%
Between $1.5 billion and $2 billion#####	0.700%
Between $2 billion and $3 billion######	0.695%
Excess over $3 billion	0.670%
# When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of aggregate net assets.
## When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of aggregate net assets and 0.725% on the amount above $500 million.
### When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of aggregate net assets.
#### When aggregate net assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of aggregate net assets.
##### When aggregate net assets exceed $2 billion on any day, the annual rate of advisory fee for that day is 0.695% on the first $2 billion of aggregate net assets.
###### When aggregate net assets exceed $3 billion on any day, the annual rate of advisory fee for that day is 0.670% on the first $3 billion of aggregate net assets.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Prospectus Supplement
John Hancock Funds II
Equity Income Fund (the fund)
Supplement dated September 24, 2026 to the current Prospectus, as may be supplemented (the Prospectus)
At its meeting held on September 22-24, 2026, the Trust’s Board of Trustees approved a reduction in the fund’s management fee to be retroactively effective as of August 1, 2026 (the Effective Date). As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section for the fund is amended and restated as follows to reflect the fund’s revised management fee as of the Effective Date:
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	1
Management fee	0.67 [1]
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.07
Total annual fund operating expenses	0.79
Contractual expense reimbursement	-0.01 [2]
Total annual fund operating expenses after expense reimbursements	0.78
1
“Management fee” has been restated to reflect the contractual management fee schedule effective August 1, 2026.
2
The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)	1
1 year	80
3 years	251
5 years	438
10 years	977
Additionally, as of the Effective Date, the table related to the fund’s management fee schedule and the paragraph preceding the table in the “Fund details” section, under the heading “Who’s who—Management fee for Equity Income Fund,” are amended and restated as follows:
Management fee for Equity Income Fund
The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund. The fee schedule that follows became effective August 1, 2026.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Aggregate Net Assets	Annual Rate
First $100 million	0.800%
Between $100 million and $200 million#	0.775%
Between $200 million and $500 million##	0.750%
Between $500 million and $1 billion###	0.725%
Between $1 billion and $1.5 billion####	0.725%
Between $1.5 billion and $2 billion#####	0.700%
Between $2 billion and $3 billion######	0.695%
Excess over $3 billion	0.670%
# When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of aggregate net assets.
## When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of aggregate net assets and 0.725% on the amount above $500 million.
### When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of aggregate net assets.
#### When aggregate net assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of aggregate net assets.
##### When aggregate net assets exceed $2 billion on any day, the annual rate of advisory fee for that day is 0.695% on the first $2 billion of aggregate net assets.
###### When aggregate net assets exceed $3 billion on any day, the annual rate of advisory fee for that day is 0.670% on the first $3 billion of aggregate net assets.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.